Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	271,901,459.08	23,186
Yield Supplement Overcollateralization Amount 05/31/20	9,068,207.88	0
Receivables Balance 05/31/20	280,969,666.96	23,186
Principal Payments	14,090,964.18	482
Defaulted Receivables	395,789.03	30
Repurchased Accounts	73,262.64	5
Yield Supplement Overcollateralization Amount at 06/30/20	8,337,590.60	0
Pool Balance at 06/30/20	258,072,060.51	22,669

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.43%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	3,601,837.77	237
Past Due 61-90 days	895,306.84	63
Past Due 91-120 days	462,148.08	33
Past Due 121+ days	0.00	0
Total	4,959,292.69	333

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	331,840.30
Aggregate Net Losses/(Gains) - June 2020	63,948.73
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.27%
Prior Net Losses Ratio	0.06%
Second Prior Net Losses Ratio	2.30%
Third Prior Net Losses Ratio	0.88%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.23%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	3.94%
Weighted Average APR, Yield Adjusted	6.60%
Weighted Average Remaining Term	30.43

Flow of Funds	$ Amount
Collections	16,497,081.86
Investment Earnings on Cash Accounts	414.23
Servicing Fee (1)	(234,141.39)
Transfer to Collection Account	73,262.64
Available Funds	16,336,617.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	385,302.99
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	975,652.93
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,853,745.64
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,013,094.11
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	16,336,617.34

Servicing Fee	234,141.39
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 06/15/20	259,047,713.44
Principal Paid	13,829,398.57
Note Balance @ 07/15/20	245,218,314.87

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2a
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2b
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-3
Note Balance @ 06/15/20	129,597,713.44
Principal Paid	13,829,398.57
Note Balance @ 07/15/20	115,768,314.87
Note Factor @ 07/15/20	27.1756608%

Class A-4
Note Balance @ 06/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	94,750,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	34,700,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	454,124.66
Total Principal Paid	13,829,398.57
Total Paid	14,283,523.23

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.18475%
Coupon	0.32475%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	208,436.32
Principal Paid	13,829,398.57
Total Paid to A-3 Holders	14,037,834.89

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3614347
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0067242
Total Distribution Amount	11.3681589

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4892871
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.4633769
Total A-3 Distribution Amount	32.9526640

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	70.55
Noteholders' Principal Distributable Amount	929.45

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/20	3,213,436.41
Investment Earnings	279.22
Investment Earnings Paid	(279.22)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,079,269.20	$9,648,755.76	$30,162,546.97
Number of Extensions	412	631	2,008
Ratio of extensions to Beginning of Period Receivables Balance	2.16%	3.27%	9.77%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.